Risk and Capital Management (Details 20) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 235,150	R$ 214,976
Insurance [member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	4,683	3,883
Non-life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	230,467	211,093
Unearned Premiums [Member] | Pension plan, VGBL and individual life operations [Member] | LFT, repurchase agreements, NTN-B, CDB and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 12	R$ 12
Liabilities(Duration in months)	19.6	16.0
Assets(Duration in months)	11.3	18.5
Redemptions And Other Unsettled Amounts [Member] | Pension plan, VGBL and individual life operations [Member] | LFT, repurchase agreements, NTN-B, NTN-C, Debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities(Duration in months)	19.6	16.0
Assets(Duration in months)	11.3	18.5
Redemptions And Other Unsettled Amounts [Member] | Pension plan, VGBL and individual life operations [Member] | LFT, repurchase agreements, NTN-B, CDB and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 394	R$ 358
Liabilities(Duration in months)	96.5	103.8
Assets(Duration in months)	69.5	76.4
Financial surplus [Member] | Pension plan, VGBL and individual life operations [Member] | LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 729	R$ 691
Other Provision [member] | Pension plan, VGBL and individual life operations [Member] | LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities(Duration in months)	214.2	195.9
Assets(Duration in months)	82.0	79.8
Other Provision [member] | Pension plan, VGBL and individual life operations [Member] | LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 397	R$ 665
Related expenses [Member] | Pension plan, VGBL and individual life operations [Member] | LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 49	R$ 65
Liabilities(Duration in months)	96.5	103.8
Assets(Duration in months)	69.4	76.3
Unsettled Claims [Member] | Pension plan, VGBL and individual life operations [Member] | LFT, repurchase agreements, NTN-B, CDB and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 74	R$ 79
Liabilities(Duration in months)	19.6	16.0
Assets(Duration in months)	11.3	18.5
IBNR [Member] | Pension plan, VGBL and individual life operations [Member] | LFT, repurchase agreements, NTN-B, CDB and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 26	R$ 27
Liabilities(Duration in months)	19.6	16.0
Assets(Duration in months)	11.3	18.5
Mathematical Reserve For Benefits Granted [Member] | Pension plan, VGBL and individual life operations [Member] | LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 4,015	R$ 3,786
Mathematical reserve for benefits to be granted - PGBL/ VGBL [Member] | Pension plan, VGBL and individual life operations [Member] | LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 216,735	R$ 197,897
Liabilities(Duration in months)	155.3	134.0
Assets(Duration in months)	50.7	55.2
Mathematical reserve for benefits to be granted - traditional [Member] | Pension plan, VGBL and individual life operations [Member] | LFT, repurchase agreements, NTN-B, NTN-C, Debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 8,036	R$ 7,513
Liabilities(Duration in months)	214.3	195.9
Assets(Duration in months)	82.0	79.8
Backing asset [Member] | Unearned Premiums [Member] | Insurance Operations [Member] | LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 3,615	R$ 2,846
Liabilities(Duration in months)	52.0	55.6
Assets(Duration in months)	15.0	20.3
Backing asset [Member] | IBNR, PDR e PSL [Member] | Insurance Operations [Member] | LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 880	R$ 869
Liabilities(Duration in months)	44.0	48.6
Assets(Duration in months)	22.3	27.0
Backing asset [Member] | Redemptions And Other Unsettled Amounts [Member] | Insurance Operations [Member] | LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 23	R$ 19
Liabilities(Duration in months)	13.1	17.9
Assets(Duration in months)	15.2	20.3
Backing asset [Member] | Mathematical reserve for benifits to be granted and benefits granted [Member] | Insurance Operations [Member] | LFT, repurchase agreements, NTN-B, NTN-C, Debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 30	R$ 19
Liabilities(Duration in months)	71.6	122.6
Assets(Duration in months)	19.6	27.4
Backing asset [Member] | Financial surplus [Member] | Insurance Operations [Member] | LFT, repurchase agreements, NTN-B, NTN-C, Debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)		R$ 1
Liabilities(Duration in months)	-	149.5
Assets(Duration in months)	-	20.3
Backing asset [Member] | Financial surplus [Member] | Insurance Operations [Member] | LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities(Duration in months)	214.3	195.9
Assets(Duration in months)	82.0	79.8
Backing asset [Member] | Other Provision [member] | Insurance Operations [Member] | LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member]
IfrsStatementLineItems [Line Items]
Liabilities (Amount)	R$ 135	R$ 129
Liabilities(Duration in months)	4.8	7.0
Assets(Duration in months)	81.5	90.0